Apr. 30, 2016
Praxis Mutual Funds

Praxis Small Cap Fund Class A (MMSCX) and Class I (MMSIX)

Supplement dated November 14, 2016 (“Supplement”) to the

Summary Prospectus and Prospectus dated April 30, 2016

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a Meeting held on November 11-12, 2016, the Board of Trustees of the Praxis Mutual Funds (the “Board”) approved certain changes regarding the Praxis Small Cap Fund (the “Fund”): (i) change to the Fund’s name; (ii) reduction in the management fee; (iii) modification of the Fund’s principal investment strategy; (iv) adoption of a new non-fundamental 80% policy that will replace the current 80% policy; (v) change in the Fund’s primary benchmark, and (vi) change in the Fund’s portfolio management. As a result, the Fund will experience significant portfolio turnover as it transitions its holdings to meet the new principal investment strategy, resulting in increased trading costs and realized capital gains. The following changes are being made to the Fund’s prospectus.

Effective January 1, 2017, the following changes are being made to the prospectus:

1.	Name Change: The name of the Fund is changed to “Praxis Small Cap Index Fund”.

2.	Management Fee: The contractual management fee paid by the Fund to Everence Capital Management, Inc. is reduced from 0.85% to 0.30% of the Fund’s average daily net assets. Accordingly, the tables entitled “Fees and Expenses” and “Example” will be revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees[1]	0.30%	0.30%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[2]	0.71%	0.21%

Total Annual Fund Operating Expenses	1.26%	0.51%

Fee Waiver and/or Expense Reimbursement	(0.13)%	None

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	1.13%	0.51%

[1]	Effective January 1, 2017, the management fee paid by the Fund to the Adviser was reduced from 0.85 percent to 0.30 percent of the Fund’s daily net assets.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[3]	Everence Capital Management, Inc. (“the Adviser”) has entered into a contractual expense limitation agreement with respect to the Small Cap Index Fund Class A until April 30, 2017. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of the Fund to 1.10 percent of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 1.10 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$634	$892	$1,168	$1,957
Class I	$52	$164	$285	$640

3.	Principal Investment Strategy Modification: Upon the effective date of the Fund’s name change, the Fund will adopt a new non-fundamental 80% investment policy. Accordingly, the following changes are made to the prospectus:

a.	The first two paragraphs under the Principal Investment Strategies section on page 18 are deleted and replaced with the following:

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. small capitalization equities market, as measured by the S&P® SmallCap 600 Index. As of the date of this supplement, the market capitalization range of the S&P® SmallCap 600 Index was between $80 million and $3.9 billion. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. The Fund seeks to avoid companies that are deemed inconsistent with the stewardship investing core values. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index. In addition, until January 13, 2017, under normal circumstances, the Fund will invest at least 80 percent of its assets in equity securities of smaller companies, including common stocks, preferred stocks, and securities convertible into common stock, rights and warrants.

b.	The second paragraph under the Principal Investment Risks section on page 18 is deleted and replaced with the following:

The Fund is also subject to small capitalization company risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be more vulnerable to economic, market and competitive pressures than larger companies and therefore may respond differently to market events, and may be subject to greater market risks and fluctuations in value than larger companies. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of screens may contribute to tracking error.

5.	Primary Benchmark Change: The Praxis Small Cap Fund will change its primary benchmark from the Russell 2000 Index to the S&P® SmallCap 600 Index as part of the change to its investment strategy to seek to reflect the performance of the U.S. small capitalization equities market, as measured by the S&P® SmallCap 600 Index. Accordingly, under the section titled “Fund Performance”, the Average Annual Total Returns as of December 31, 2015 on Page 19 is revised as follows:

Average Annual Total Returns For the Periods Ended December 31, 2015 (with maximum sales charge)	Class A	1 Year	5 Year	Since Inception (May 1, 2007)
Return Before Taxes		(9.57)%	6.15%	3.45%
Return After Taxes on Distributions		(12.55)%	4.25%	2.38%
Return After Taxes on Distributions and Sale of Fund Shares		(2.91)%	4.91%	2.76%
Russell 2000 Index		(4.41)%	9.15%	5.33%
S&P® SmallCap 600 Index		(2.00)%	11.44%	6.79%

Average Annual Total Returns For the Periods Ended December 31, 2015 (with maximum sales charge)	Class I	1 Year	5 Year	Since Inception (May 1, 2007)
Return Before Taxes		(3.99)%	7.95%	4.59%
Russell 2000 Index		(4.41)%	9.15%	5.33%
S&P® SmallCap 600 Index		(2.00)%	11.44%	6.79%

The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Effective January 1, 2017, the Fund changed its primary benchmark to the S&P® SmallCap 600 Index as the Fund’s investment strategy will focus on closely tracking the index’s return. The S&P® SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Effective January 13, 2017, the following changes is being made to the prospectus:

1.	The following is deleted from the first paragraph under the section titled Principal Investment Strategies on page 18:
In addition, until January 13, 2017, under normal circumstances, the Fund will invest at least 80 percent of its assets in equity securities of smaller companies. These equity securities include common stocks, preferred stocks, and securities convertible into common stock, rights and warrants. Smaller companies are those with market values at the time of investment between $600 million and $4.5 billion.